Commitments and Contingent Liabilities - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019 Company	Mar. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Commitments And Contingent Liabilities [Line Items]
Rent expenses			$ 1,875	$ 2,905	$ 2,966
Aggregate contingent liability to the authority			12,950	12,697
Royalty payments to the authority			$ 0	$ 89	$ 100
Number of companies against class action | Company	30
Percentage of rebate amount calculated for non-innovator multiple source drugs from average manufacturer price			13.00%
Collective Bargaining Arrangements [Member]
Commitments And Contingent Liabilities [Line Items]
Employees Committee Agreement term			3 years
Employees Committee Agreement renewal term			1 year
Israel Tax Authority
Commitments And Contingent Liabilities [Line Items]
Tax assessment amount (before interest, linkage and penalties)			$ 40,782
Unutilized capital loss amount			$ 74,551
Settlement with ITA to paid reduced tax assessment		$ 15,000
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel			3.00%
Percent of the weighted-average of the average manufacturer prices			175.00%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel			3.50%
Percentage of rebate amount calculated for innovator drugs from average manufacturer price			23.10%